Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of discontinued operations	The gain on disposition includes the following:

Net proceeds:
Cash received	$20,000
Shares received	33,036
Disposal costs incurred	(1,279)
Working capital changes	59
$51,816
Net assets sold:
Cash	$340
Accounts receivable and other	1,101
Property, plant and equipment	47,466
Accounts payable and accrued liabilities	(331)
Capital lease obligations	(92)
$48,484

Gain on disposition of Tocantinzinho	$3,332
The results from operations from the Brazil reporting segment include:

	Year ended December 31,
	2021	2020

Expenses	$(1,004)	$(3,763)
Impairment of property and equipment	(160,140)	—
Gain on disposition of Tocantinzinho	3,332	—
Gain on disposition of Vila Nova	—	2,451
Loss from operations	(157,812)	(1,312)
Income tax (recovery) expense	(11,010)	5,040
Loss from discontinued operations, net of tax attributable to shareholders of the Company	$(146,802)	$(6,352)

Basic loss per share attributable to shareholders of the Company	$(0.81)	$(0.04)
Diluted loss per share attributable to shareholders of the Company	$(0.81)	$(0.04)